INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

11. INCOME TAXES

        The components of loss before income taxes for the years ended December 31, 2009, 2010 and 2011 are as follows:

	Years Ended December 31,
	2009	2010	2011
Domestic	$(2,290)	$(1,054)	$(683)
Foreign	—	(404)	(1,738)

Loss before income tax provision	$(2,290)	$(1,458)	$(2,421)

        The provision for income tax expense for the years ended December 31, 2009, 2010 and 2011 consists of the following components:

	2009	2010	2011
Current tax provision:
Federal	$—	$34	$—
State	74	70	229

Total current expense	74	104	229

Deferred tax provision:
Federal	$175	$175	$282
State	15	15	23

Total deferred expense	190	190	305

Total income tax provision	$264	$294	$534

        Income taxes related to the Company's income (loss) from operations differ from the amount computed using the Federal statutory income tax rate as follows:

	2009	2010	2011
Tax (benefit) computed at the federal statutory rate	$(802)	$(510)	$(847)
Increase in fair value of warrants for redeemable convertible preferred stock	64	309	699
Foreign operating losses	14	141	174
Tax benefit of exercised stock options and warrants	—	9	(3,375)
Federal research and development tax credits	—	(1,220)	(507)
Adjustment to prior year deferred and other	(207)	(266)	449
Change in valuation allowance	931	1,537	3,407
Taxable goodwill	190	190	305
State income taxes	74	70	229
Federal alternative minimum tax	—	34	—

Provision for income taxes	$264	$294	$534

        The provision for income taxes differs from the expected tax provision computed by applying the U.S. Federal statutory rate to the loss before income taxes because the Company has historically maintained a full valuation allowance on its deferred tax assets, as described more fully below, as well as differences in the tax-deductibility of certain items for income tax purposes as compared to the amounts that have been or will be expensed in the Company's Consolidated Statement of Operations, including certain stock warrant and stock option exercises, the increase in fair value of warrants for redeemable convertible preferred stock, foreign operating losses, taxable goodwill, and state income taxes.

        As of December 31, 2010 and 2011, the Company's deferred tax assets (liabilities) were as follows (in thousands):

	2010	2011
Deferred tax assets:
Net operating losses	$18,167	$30,410
Unused research and development credits	2,519	3,026
Deferred revenue	95	1,263
Stock-based compensation	1,307	1,119
Accrued expenses	—	701
Deferred rent	128	164
Acquisition-related expenses	61	99
Allowance for doubtful accounts	90	99
Alternative Minimum Tax credit available	34	34
Other	18	31
Less: valuation allowance	(20,385)	(30,097)

	$2,034	$6,849
Deferred tax liabilities:
Intangible assets	(2,322)	(7,314)
Fixed assets	(154)	(119)
Other	—	(163)

Net deferred tax liability	$(442)	$(747)

        The Company recorded a deferred income tax provision of $0.2 million in the years ended December 31, 2009 and 2010, and $0.3 million during the year ended December 31, 2011, related to the different book and tax treatment for goodwill and other indefinite-lived assets. For tax purposes, certain goodwill and indefinite-lived assets are subject to annual amortization, while they are not amortized for book purposes. The deferred tax liability of approximately $0.4 million and $0.7 million at December 31, 2010 and 2011, respectively, is included in the Company's consolidated balance sheets within other long-term liabilities.

        The Company has provided a valuation allowance for the full amount of its deferred tax assets at December 31, 2010 and 2011, as it is not more likely than not that any future benefit from deductible temporary differences and net operating loss and tax credit carryforwards would be realized. The increase in the valuation allowance of $1.6 million for the year ended December 31, 2010 as compared to the year ended December 31, 2009 is primarily attributable to increases in deferred tax assets associated with unused research and development tax credits and stock-based compensation expense. The increase in the valuation allowance of $9.7 million for the year ended December 31, 2011 as compared to the year ended December 31, 2010 is primarily attributable to increases in net operating loss carryforwards and deferred tax assets associated with deferred revenue and accrued expenses, partially offset by the deferred tax liabilities associated with the amortization of intangible assets and stock warrants, and includes a full valuation allowance on the net operating loss carryforwards assumed from the 2011 acquisition of ProfitLine, as described below.

        As of December 31, 2011, the Company had federal net operating loss carryforwards of approximately $81 million, which if unused expire from 2020 to 2031. This includes approximately $24 million of net operating losses assumed from the 2011 acquisition of ProfitLine. The Company also has federal research and development credit carryforwards of approximately $3 million at December 31, 2011, which are available to offset future federal tax liabilities.

        Sections 382 and 383 of the Internal Revenue Code, and similar state regulations, contain provisions that may limit the net operating loss carryforwards available to be used to offset income in any given year upon the occurrence of certain events, including changes in the ownership interests of significant stockholders. In the event of a cumulative change in ownership in excess of 50% over a three-year period the amount of the net operating loss carryforwards that the Company may utilize in any one year may be limited. The Company has completed several financings since its inception, which when combined with the purchasing stockholders' subsequent disposition, have resulted in a change in control as defined by Section 382, or could result in a change in control in the future. In addition, the net operating loss carryforwards assumed from acquisition of ProfitLine are subject to the provisions of Section 382. In aggregate, approximately $43 million of the Company's $81 million net operating loss carryforwards are available to offset future taxable income as of December 31, 2011, and the remaining $38 million will become available in prescribed increments in each future year through December 31, 2031.

        During the year ended December 31, 2010, the Company recognized a state income tax benefit of $0.1 million related to Connecticut research and development credits exchanged for cash, which has been included as a reduction to the income tax provision that year. No benefit was recognized for Connecticut research and development credits exchanged for cash during the year ended December 31, 2009. Commencing with the year ended December 31, 2011, the Company is no longer eligible to exchange Connecticut research and development credits for cash, and accordingly did not recognize this tax benefit during the year ended December 31, 2011.

        On January 1, 2009, the Company adopted the provisions of ASC 740. The Company files income tax returns in the U.S. federal jurisdiction, various state jurisdictions and various foreign jurisdictions. The Company's income tax returns are open to examination by federal, state and foreign tax authorities, generally for the years ended December 31, 2008 and later, with certain state jurisdictions open for audit for earlier years. The Company has no amount recorded for any unrecognized tax benefits as of December 31, 2010 and 2011, nor did the Company record any amount for the implementation of ASC 740. The Company's policy is to record estimated interest and penalty related to the underpayment of income taxes or unrecognized tax benefits as a component of its income tax provision. During the years ended 2009, 2010 and 2011, the Company did not recognize any interest or penalties in its statements of operations and there are no accruals for interest or penalties at December 31, 2010 or 2011.

        Pursuant to ASC 740-30-25, provision has not been made for U.S. or additional foreign taxes on undistributed earnings of foreign subsidiaries. The Company plans to utilize undistributed earnings to finance expansion and operating requirements of subsidiaries outside of the United States. Such earnings will be reinvested but could become subject to additional tax if they were remitted as dividends or were loaned to the Company or U.S. affiliates, or if the Company should sell its stock in the foreign subsidiaries. The Company currently has losses from foreign operations.